RELATED PARTIES (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Balances with related parties	$ 56,574	$ 29,740
Mr. Zonghan Wu [Member]
Related Party Transaction [Line Items]
Balances with related parties	$ 56,574	$ 29,740